Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Consolidated Statement of Comprehensive Income
Profit for the year	€ 1,611.6	€ 1,917.1	€ 1,313.8
Items that will not be reclassified subsequently to profit or loss:
Net actuarial gain		6.6
Movements in hedging reserve, net of tax:
Effective portion of changes in fair value of cash-flow hedges	(156.5)	466.2	621.6
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	(97.2)	(293.9)	(291.7)
Net other changes in fair value of cash-flow hedges transferred to profit or loss	(33.5)	62.2	(1,593.9)
Net movements in cash-flow hedge reserve	(287.2)	234.5	(1,264.0)
Total other comprehensive (loss)/income for the year, net of income tax	(287.2)	241.1	(1,264.0)
Total comprehensive income for the year - all attributable to equity holders of parent	€ 1,324.4	€ 2,158.2	€ 49.8